Transactions with Related Parties (Details) (USD $)	12 Months Ended			24 Months Ended	48 Months Ended	10 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 31, 2016	May 28, 2014	Nov. 08, 2011	Nov. 11, 2014	Nov. 13, 2014
Related Party Transaction [Line Items]
Fixed dry dock expenses reimbursement agreement to the Manager	Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Effective September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.
Management fees	$ 95,827,000	$ 71,392,000	$ 47,043,000
General and administrative expenses	14,588,000	7,017,000	3,853,000
Due to related parties total	28,144,000	7,992,000
Due to related parties, short term	18,489,000	2,848,000
Due to related parties, long term	9,625,000	5,144,000
Due from related parties	1,361,000	0
Backstop Agreement with Navios Midstream	On November 18, 2014, Navios Acquisition entered into a backstop agreement with Navios Midstream. In accordance with the terms of the backstop agreement, Navios Acquisition has committed to charter-in the Shinyo Ocean and Shinyo Kannika for a two-year period at the time of their redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Furthermore, Navios Maritime Acquisition has committed to charter-in the following option vessels: (a) Nave Celeste for a two-year period at the time of her redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate and (b) Nave Galactic and Nave Quasar for a four-year period at the net time charter-out rate per day (net of commissions) of $35,000 if the market charter rate is lower than the charter-out rate of $35,000. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit-sharing.
Navios Midstream
Related Party Transaction [Line Items]
Due from related parties	674,000
Navios Europe
Related Party Transaction [Line Items]
Due from related parties	687,000
LR1 Product Tanker Vessel
Related Party Transaction [Line Items]
Fixed dry dock expense payable to Navios Holdings					300,000
Daily management fee to Navios Holdings				7,000	7,000
MR2 Product Tanker Vessel
Related Party Transaction [Line Items]
Fixed dry dock expense payable to Navios Holdings					300,000
Daily management fee to Navios Holdings				6,000	6,000
MR2 Chemical Tanker Vessel
Related Party Transaction [Line Items]
Fixed dry dock expense payable to Navios Holdings					300,000
Daily management fee to Navios Holdings				6,000	6,000
VLCC
Related Party Transaction [Line Items]
Daily management fee to Navios Holdings				9,500	10,000
Decrease in daily management fee					5.00%
Navios Holdings Credit Facility
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity						40,000,000
Interest rate description						LIBOR
Interest rate percentage						3.00%
Line of credit facility maturity date						Dec. 31, 2014
Arrangement fee						400,000
Amount outstanding	0
Navios Holdings Credit Facility
Related Party Transaction [Line Items]
Line of credit facility maximum borrowing capacity							200,000,000
Interest rate percentage							6.00%
Line of credit facility maturity date							Dec. 29, 2014
Arrangement fee							4,000,000
Amount drawn down under credit facility								169,650,000
Administrative services agreement with the manager
Related Party Transaction [Line Items]
General and administrative expenses	$ 7,314,000	$ 3,476,000	$ 2,110,000